Derivatives and hedging activities (Tables)	12 Months Ended
Dec. 31, 2011
Derivatives and hedging activities
Fair value of derivative instruments

	Trading			Hedging			[1]

end of 2011	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)

Derivative instruments (CHF billion)

Forwards and forward rate agreements	7,210.5	4.5	4.2	0.0	0.0	0.0

Swaps	28,754.5	658.0	650.0	71.2	3.8	2.3

Options bought and sold (OTC)	2,902.5	65.9	66.3	0.0	0.0	0.0

Futures	2,537.1	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	962.3	0.4	0.3	0.0	0.0	0.0

Interest rate products	42,366.9	728.8	720.8	71.2	3.8	2.3

Forwards	2,133.0	29.7	30.7	17.4	0.1	0.0

Swaps	1,230.0	34.1	51.3	0.0	0.0	0.0

Options bought and sold (OTC)	831.7	12.3	12.7	0.0	0.0	0.0

Futures	25.6	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	3.7	0.0	0.0	0.0	0.0	0.0

Foreign exchange products	4,224.0	76.1	94.7	17.4	0.1	0.0

Forwards	16.3	1.4	1.4	0.0	0.0	0.0

Options bought and sold (OTC)	34.7	0.9	1.0	0.0	0.0	0.0

Futures	0.1	0.0	0.0	0.0	0.0	0.0

Precious metals products	51.1	2.3	2.4	0.0	0.0	0.0

Forwards	4.1	0.9	0.0	0.0	0.0	0.0

Swaps	211.4	5.8	5.7	0.0	0.0	0.0

Options bought and sold (OTC)	241.5	14.5	14.9	0.0	0.0	0.0

Futures	57.8	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	366.0	18.2	21.2	0.0	0.0	0.0

Equity/index-related products	880.8	39.4	41.8	0.0	0.0	0.0

Credit derivatives [2]	2,042.7	63.3	60.0	0.0	0.0	0.0

Forwards	8.7	0.9	0.8	0.0	0.0	0.0

Swaps	63.6	8.3	7.8	0.0	0.0	0.0

Options bought and sold (OTC)	29.9	2.2	1.7	0.0	0.0	0.0

Futures	177.1	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	63.3	3.9	3.8	0.0	0.0	0.0

Other products [3]	342.6	15.3	14.1	0.0	0.0	0.0

Total derivative instruments	49,908.1	925.2	933.8	88.6	3.9	2.3

The notional amount for derivative instruments (trading and hedging) was CHF 49,996.7 billion as of December 31, 2011.
1 Relates to derivative contracts that qualify for hedge accounting under US GAAP. 2 Primarily credit default swaps. 3 Primarily commodity, energy and emission products.

	Trading			Hedging			[1]

end of 2010	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)

Derivative instruments (CHF billion)

Forwards and forward rate agreements	8,073.9	6.3	5.9	0.0	0.0	0.0

Swaps	24,103.8	429.2	422.3	70.0	2.5	1.7

Options bought and sold (OTC)	2,420.3	44.9	46.1	0.0	0.0	0.0

Futures	2,769.2	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	1,365.6	0.5	0.3	0.0	0.0	0.0

Interest rate products	38,732.8	480.9	474.6	70.0	2.5	1.7

Forwards	2,062.4	35.2	37.9	19.4	0.4	0.1

Swaps	1,059.0	35.0	45.8	0.0	0.0	0.0

Options bought and sold (OTC)	796.9	14.4	15.1	0.0	0.0	0.0

Futures	13.5	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	5.6	0.1	0.1	0.0	0.0	0.0

Foreign exchange products	3,937.4	84.7	98.9	19.4	0.4	0.1

Forwards	15.9	1.7	1.4	0.0	0.0	0.0

Options bought and sold (OTC)	25.4	0.7	0.8	0.0	0.0	0.0

Futures	0.5	0.0	0.0	0.0	0.0	0.0

Precious metals products	41.8	2.4	2.2	0.0	0.0	0.0

Forwards	6.2	1.1	0.1	0.0	0.0	0.0

Swaps	213.7	4.2	7.5	0.0	0.0	0.0

Options bought and sold (OTC)	268.2	15.0	16.2	0.0	0.0	0.0

Futures	77.9	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	389.5	17.0	18.0	0.0	0.0	0.0

Equity/index-related products	955.5	37.3	41.8	0.0	0.0	0.0

Credit derivatives [2]	1,989.5	49.5	46.6	0.0	0.0	0.0

Forwards	32.0	2.0	1.9	0.0	0.0	0.0

Swaps	100.9	14.1	15.7	0.0	0.0	0.0

Options bought and sold (OTC)	50.1	3.2	2.9	0.0	0.0	0.0

Futures	219.8	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	128.6	4.8	4.8	0.0	0.0	0.0

Other products [3]	531.4	24.1	25.3	0.0	0.0	0.0

Total derivative instruments	46,188.4	678.9	689.4	89.4	2.9	1.8

The notional amount for derivative instruments (trading and hedging) was CHF 46,277.8 billion as of December 31, 2010.
1 Relates to derivative contracts that qualify for hedge accounting under US GAAP. 2 Primarily credit default swaps. 3 Primarily commodity, energy and emission products.

Fair value of derivative instruments, balance sheet location

	2011		2010

end of	Positive replacement value (PRV)	Negative replacement value (NRV)	Positive replacement value (PRV)	Negative replacement value (NRV)

Derivative instruments (CHF billion)

Replacement values (trading and hedging) before netting agreements	929.1	936.1	681.8	691.2

Counterparty netting [1]	(836.4)	(836.4)	(602.9)	(602.9)

Cash collateral netting [1]	(36.5)	(37.6)	(28.5)	(29.2)

Replacement values (trading and hedging) after netting agreements	56.2	62.1	50.4	59.1

of which recorded in trading assets (PRV) and trading liabilities (NRV)	52.5	60.1	47.7	57.9

of which recorded in other assets (PRV) and other liabilities (NRV)	3.7	2.0	2.7	1.2

1 Netting was based on legally enforceable netting agreements.

Fair value hedges

in	2011	2010	2009

Gains/(losses) recognized in income on derivatives (CHF million)

Interest rate products	548	564	(664)

Foreign exchange products	20	21	3

Total	568	585	(661)

Gains/(losses) recognized in income on hedged items (CHF million)

Interest rate products	(585)	(546)	644

Foreign exchange products	(20)	(21)	(3)

Total	(605)	(567)	641

Details of fair value hedges (CHF million)

Net gains/(losses) on the ineffective portion	(37)	18	(20)

Represents gains/(losses) recognized in trading revenues.

Cash flow hedges

in	2011		2010		2009

Gains/(losses) recognized in AOCI on derivatives (CHF million)

Foreign exchange products	(6)		39		117

Gains/(losses) reclassified from AOCI into income (CHF million)

Foreign exchange products	31	[1]	27	[1]	13	[2]

Represents gains/(losses) on effective portion.
1 Included in commissions and fees. 2 Included in total operating expenses.

Net investment hedges

in	2011		2010		2009

Gains/(losses) recognized in AOCI on derivatives (CHF million)

Interest rate products	0		8		12

Foreign exchange products	280		1,563		(1,401)

Total	280		1,571		(1,389)

Gains/(losses) reclassified from AOCI into income (CHF million)

Foreign exchange products	4	[1]	(4)	[1]	(21)	[2]

Total	4		(4)		(21)

Represents gains/(losses) on effective portion.
1 Included in other revenues. 2 Primarily included in discontinued operations.

Contingent credit risk

end of	Bilateral counterparties	Special purpose entities	Accelerated terminations	Total

2011 (CHF billion)

Current net exposure	17.0	2.0	0.7	19.7

Collateral posted	14.8	1.8	–	16.6

Additional collateral required in a one-notch downgrade event	0.2	1.6	0.0	1.8

Additional collateral required in a two-notch downgrade event	0.4	3.0	0.5	3.9

2010 (CHF billion)

Current net exposure	14.6	2.1	0.8	17.5

Collateral posted	13.0	2.0	–	15.0

Additional collateral required in a one-notch downgrade event	0.2	1.8	0.1	2.1

Additional collateral required in a two-notch downgrade event	0.4	3.2	0.4	4.0

Credit protection sold/purchased

end of 2011	Credit protection sold	Credit protection purchased	[1]	Net credit protection (sold)/ purchased	Other protection purchased	Fair value of credit protection sold

Single-name instruments (CHF billion)

Investment grade [2]	(452.2)	432.4		(19.8)	55.6	(9.0)

Non-investment grade	(189.1)	179.4		(9.7)	16.7	(15.3)

Total single-name instruments	(641.3)	611.8		(29.5)	72.3	(24.3)

of which sovereigns	(134.8)	132.6		(2.2)	10.8	(8.1)

of which non-sovereigns	(506.5)	479.2		(27.3)	61.5	(16.2)

Multi-name instruments (CHF billion)

Investment grade [2]	(278.2)	253.1		(25.1)	14.5	(15.5)

Non-investment grade	(71.9)	64.1	[3]	(7.8)	9.0	(1.7)

Total multi-name instruments	(350.1)	317.2		(32.9)	23.5	(17.2)

of which sovereigns	(18.4)	17.5		(0.9)	0.9	(1.5)

of which non-sovereigns	(331.7)	299.7		(32.0)	22.6	(15.7)

Total instruments (CHF billion)

Investment grade [2]	(730.4)	685.5		(44.9)	70.1	(24.5)

Non-investment grade	(261.0)	243.5		(17.5)	25.7	(17.0)

Total instruments	(991.4)	929.0		(62.4)	95.8	(41.5)

of which sovereigns	(153.2)	150.1		(3.1)	11.7	(9.6)

of which non-sovereigns	(838.2)	778.9		(59.3)	84.1	(31.9)

end of 2010

Single-name instruments (CHF billion)

Investment grade [2]	(467.5)	450.1		(17.4)	49.0	1.0

Non-investment grade	(195.3)	169.2		(26.1)	17.2	(2.2)

Total single-name instruments	(662.8)	619.3		(43.5)	66.2	(1.2)

of which sovereigns	(115.2)	113.5		(1.7)	10.3	(2.4)

of which non-sovereigns	(547.6)	505.8		(41.8)	55.9	1.2

Multi-name instruments (CHF billion)

Investment grade [2]	(238.4)	215.1		(23.3)	14.5	(4.8)

Non-investment grade	(60.3)	55.9		(4.4)	16.1	(1.1)

Total multi-name instruments	(298.7)	271.0		(27.7)	30.6	(5.9)

of which sovereigns	(15.5)	14.7		(0.8)	0.7	(0.7)

of which non-sovereigns	(283.2)	256.3		(26.9)	29.9	(5.2)

Total instruments (CHF billion)

Investment grade [2]	(705.9)	665.2		(40.7)	63.5	(3.8)

Non-investment grade	(255.6)	225.1		(30.5)	33.3	(3.3)

Total instruments	(961.5)	890.3		(71.2)	96.8	(7.1)

of which sovereigns	(130.7)	128.2		(2.5)	11.0	(3.1)

of which non-sovereigns	(830.8)	762.1		(68.7)	85.8	(4.0)

1 Represents credit protection purchased with identical underlyings and recoveries. 2 Based on internal ratings of BBB and above. 3 Includes Clock Finance.

Reconciliation of notional amount of credit derivatives included in fair value of derivative instruments to credit protection sold/purchased

end of	2011

Credit derivatives (CHF billion)

Credit protection sold	991.4

Credit protection purchased	929.0

Other protection purchased	95.8

Other instruments	26.5	[1]

Total credit derivatives	2,042.7

1 Consists of certain cash collateralized debt obligations, TRS and other derivative instruments.

Maturity of credit protection sold

end of	Maturity less than 1 year	Maturity between 1 to 5 years	Maturity greater than 5 years	Total

2011 (CHF billion)

Single-name instruments	134.1	394.5	112.7	641.3

Multi-name instruments	58.7	202.4	89.0	350.1

Total instruments	192.8	596.9	201.7	991.4

2010 (CHF billion)

Single-name instruments	90.7	468.2	103.9	662.8

Multi-name instruments	27.3	227.0	44.4	298.7

Total instruments	118.0	695.2	148.3	961.5